UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Jennison Value Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2006

Date of reporting period:	1/31/2006

Item 1. Schedule of Investments

JENNISON VALUE FUND

Schedule of Investments

as of January 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.4%
COMMON STOCKS
Aerospace & Defense 4.9%
243,100	Empresa Brasileira de Aeronautica SA, ADR (Brazil)(b)	$9,882,015
569,400	Honeywell International, Inc.	21,876,348
157,200	Lockheed Martin Corp.	10,634,580
151,700	Northrop Grumman Corp.	9,425,121

		51,818,064

Capital Markets 7.8%
395,400	Bank of New York Co., Inc. (The)	12,577,674
378,500	Lazard Ltd. (Class A)(b)	13,573,010
79,500	Lehman Brothers Holdings, Inc.	11,165,775
228,000	Mellon Financial Corp.	8,041,560
316,500	Merrill Lynch & Co., Inc.	23,759,655
125,200	UBS AG	13,621,760

		82,739,434

Chemicals 2.4%
397,900	E.I. du Pont de Nemours & Co.	15,577,785
647,100	Mosaic Co. (The)(a)(b)	10,004,166

		25,581,951

Commercial Banks 3.8%
630,246	Bank of America Corp.	27,875,781
405,700	Royal Bank of Scotland Group PLC (United Kingdom)	12,558,360

		40,434,141

Commercial Services & Supplies 2.9%
651,700	Cendant Corp.	10,909,458
613,100	Waste Management, Inc.	19,361,698

		30,271,156

Communications Equipment 1.6%
591,500	Avaya, Inc.(a)(b)	6,240,325
562,600	Nokia Corp., ADR (Finland)	10,340,588

		16,580,913

Computers & Peripherals 1.3%
480,700	Dell, Inc.(a)	14,089,317

Consumer Finance 1.0%
206,500	American Express Co.	10,830,925

Diversified Financial Services 3.7%
545,300	Citigroup, Inc.	25,400,074
354,800	JP Morgan Chase & Co.	14,103,300

		39,503,374

Diversified Telecommutication Services 1.0%
327,000	Verizon Communications, Inc.	10,352,820

Electric Utilities 2.1%
228,000	E.ON AG, ADR (Germany)(b)	8,511,240
229,300	Exelon Corp.	13,166,406

		21,677,646

Energy Equipment & Services 5.2%
383,200	GlobalSantaFe Corp.	23,394,360
241,300	Halliburton Co.(b)	19,195,415
166,000	National-Oilwell Varco, Inc.(a)	12,627,620

		55,217,395

Food & Staples Retailing 3.3%
1,310,400	Kroger Co. (The)(a)	24,111,360
232,600	Wal-Mart Stores Inc.	10,725,186

		34,836,546

Food Products 1.6%
434,400	Cadbury Schweppes PLC, ADR (United Kingdom)	17,302,152

Health Care Providers & Services 1.9%
84,600	CIGNA Corp.	10,287,360
185,370	Medco Health Solutions, Inc.(a)	10,028,517

		20,315,877

Hotels, Restaurants & Leisure 3.0%
499,800	GTECH Holdings Corp.	16,703,316
218,400	Hilton Hotels Corp.	5,444,712
269,100	McDonald’s Corp.	9,421,191

		31,569,219

Household Products 1.3%
249,600	Kimberly-Clark Corp.	14,257,152

Independent Power Producers & Energy Traders 2.5%
517,400	TXU Corp.	26,201,136

Industrial Conglomerates 3.2%
457,500	General Electric Co.	14,983,125
704,400	Tyco International Ltd.(b)	18,349,620

		33,332,745

Insurance 6.3%
315,400	American International Group, Inc.	20,646,084
387,800	Axis Capital Holdings Ltd.	11,595,220
237,700	Genworth Financial, Inc.(Class A)	7,787,052
160,700	Loews Corp.	15,859,483
567,300	Montpelier Re Holdings Ltd.(b)	10,948,890

		66,836,729

Internet & Catalog Retail 1.7%
140,800	Expedia, Inc.(a)(b)	3,663,616
493,500	IAC/InterActiveCorp.(a)(b)	14,321,370

		17,984,986

IT Services 1.9%
482,800	Accenture Ltd.(Class A)	15,222,684
120,400	First Data Corp.	5,430,040

		20,652,724

Media 1.9%
484,790	News Corp. (Class A)(b)	7,640,290
294,757	Viacom, Inc. (Class B)	12,226,520

		19,866,810

Metals & Mining 3.0%
319,600	Inco Ltd.	16,389,088
97,500	Phelps Dodge Corp.	15,648,750

		32,037,838

Multi-Utilities 1.4%
297,700	Sempra Energy	14,304,485

Office Electronics 2.0%
1,464,800	Xerox Corp.(a)(b)	20,961,288

Oil, Gas & Consumable Fuels 11.7%
94,900	Amerada Hess Corp.(b)	14,690,520
394,100	Nexen, Inc.	22,629,222
241,200	Occidental Petroleum Corp.(b)	23,567,652
125,500	Petroleo Brasileiro S.A., ADR, (Brazil)	11,859,750
355,300	Suncor Energy, Inc.	28,466,637
163,400	Tesoro Corp.	11,841,598
236,629	Trident Resources Corp., Private (Canada) (Cost $9,942,621; purchased 3/11/05-1/5/06)(a)(e)(f)	10,387,121

		123,442,500

Pharmaceuticals 4.7%
312,300	Novartis AG, ADR, (Switzerland)	17,226,468
700,000	Pfizer, Inc.	17,976,000
302,900	Sanofi-Aventis ADR (France)	13,933,400

		49,135,868

Semiconductors & Semiconductor Equipment 0.8%
205,800	Intel Corp.	4,377,366
328,100	Spansion Inc.-Class A(a)	4,265,300

		8,642,666

Software 2.3%
596,800	Computer Associates International, Inc,	16,292,640
286,600	Microsoft Corp.	8,067,790

		24,360,430

Thrifts & Mortgage Finance 0.6%
184,300	Countrywide Financial Corp.(b)	6,162,992

Tobacco 2.5%
359,000	Altria Group, Inc.	25,970,060

Wireless Telecommunication Services 3.1%
214,300	Alltel Corp.	12,864,429
856,875	Sprint Nextel Corp.	19,613,869

		32,478,298

	Total long–term investments (cost $780,667,852)	1,039,749,637

SHORT-TERM INVESTMENTS 16.4%
Affiliated Money Market Mutual Fund
173,014,008	Dryden Core Investment Fund-Taxable Money Market Series (cost $173,014,008; includes $160,580,273 of cash collateral received for securities on loan)(c)(d)	173,014,008

	Total Investments 114.8% (cost $953,681,860)(g)	1,212,763,645
	Liabilities in excess of other assets (14.8)%	(156,011,217)

	Net Assets 100%	$1,056,752,428

The following abbreviation used in portfolio descriptions:

ADR-American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $154,020,604; cash collateral of $160,580,273 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	As of January 31, 2006, a security valued at $10,387,121 and representing 1.0% of the total net assets of the portfolio was fair valued in accordance with the policies adopted by the Board of Trustees.
(f)	Indicates security is illiquid and restricted as to resale. The aggregate cost is $9,942,621. The aggregate value of $10,387,121 at January 31, 2006 is approximately 1.0% of net assets.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$953,681,860	$269,181,946	$10,100,161	$259,081,785

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison Value Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	March 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	March 30, 2006

*	Print the name and title of each signing officer under his or her signature.